Supplementary cash flow information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details for acquisitions
Assets acquired	€ (3,770)	€ (829,503)	€ (547,146)
Liabilities assumed		16,407	70,143
Noncontrolling interests	567	188,011	120,197
Non-cash consideration	61	577,510	12,482
Cash paid	(3,142)	(47,575)	(344,324)
Less cash acquired		58,101	19,518
Net cash paid for acquisitions	(3,142)	10,526	(324,806)
Cash paid for investments	(5,694)	(23,311)	(77,010)
Cash paid for intangible assets	(26,366)	(46,348)	(32,355)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(35,202)	(59,133)	(434,171)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	172,201	60,161	52,444
Proceeds from divestitures	€ 172,201	€ 60,161	€ 52,444